Long-term Debt and Capital Structure - Schedule of Long Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt Discounts and Transaction Costs	$ (58)	$ (77)
Long-Term Debt	6,699	9,164
Less: Current Portion		682
Long-Term Portion	6,699	8,482	$ 9,513
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	6,757	9,241
Revolving Term Debt [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	265
U.S. Dollar Denominated Unsecured Notes [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 6,492	$ 9,241